Franchise Arrangements (Tables)	12 Months Ended
Dec. 31, 2016
Franchise Arrangements [Line Items]
Schedule Of Revenues From Franchised Restaurants
Revenues from franchised restaurants for fiscal years 2016, 2015 and 2014 consisted of:

	2016	2015	2014
Rent	$123,311	$121,122	$145,540
Initial fees (i)	1,386	611	564
Royalty fees (ii)	599	628	659
Total	$125,296	$122,361	$146,763

(i)	Presented net of initial fees paid to McDonald’s Corporation for $1,588, $747 and $885 in 2016, 2015 and 2014, respectively.

(ii)	Presented net of royalties fees paid to McDonald’s Corporation for $50,839, $49,742 and $63,680 in 2016, 2015 and 2014, respectively.

Schedule Of Future Minimum Rent Payments
At December 31, 2016, future minimum payments required under existing operating leases with initial terms of one year or more are:

	Restaurant	Other	Total
2017	$136,812	$5,340	$142,152
2018	124,045	2,663	126,708
2019	110,171	1,846	112,017
2020	98,739	1,838	100,577
2021	84,291	1,395	85,686
Thereafter	382,221	4,162	386,383
Total minimum payment	$936,279	$17,244	$953,523

Rent Payments Due To Company [Member]
Franchise Arrangements [Line Items]
Schedule Of Future Minimum Rent Payments
At December 31, 2016, future minimum rent payments due to the Company under existing franchised agreements are:

	Owned sites	Leased sites	Total
2017	$5,318	$20,365	$25,683
2018	4,824	19,372	24,196
2019	4,358	18,693	23,051
2020	3,954	17,236	21,190
2021	3,646	15,658	19,304
Thereafter	16,009	71,278	87,287
Total	$38,109	$162,602	$200,711